Related Party Transactions (Details)		1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 21, 2020	Apr. 30, 2021 USD ($) Installment shares	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 15, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2020
Related Party Transaction [Line Items]
Amounts due from related parties repayment period, description						not expected to be repaid within one year			not expected to be repaid within one year
Due from related companies			$ 74,000	$ 94,000		$ 94,000			$ 74,000	$ 3,611,000
Due to related companies			$ 0	0		0			$ 0	271,000
Management fee										60,000
Lease term	10 years		10 years						10 years		36 months
Rent expense			$ 1,000	56,000	$ 40,000	$ 112,000	$ 80,000	$ 159,000		160,000
Term of possession of premises to tenant	180 days
Annual cash compensation and expense reimbursements payment description						twelve (12) equal monthly payments
Annual cash compensation and expense reimbursements		$ 100,000
Additional cash compensation for services		$ 29,166
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Shares issued for consultancy services | shares		50,000
Number of equal annual installments | Installment		5
Royalty [Member]
Related Party Transaction [Line Items]
Royalty revenue received from franchisees			$ 17,000	$ 191,000	$ 182,000	$ 288,000	$ 291,000	$ 322,000		$ 1,182,000